Segment Information	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
Segment Information
17. SEGMENT INFORMATION
The Company is the global leader and pioneer in developing NAND flash controllers for solid state storage devices. The Company currently operates as one reportable segment. The chief operating decision maker (“CODM”) is the Chief Executive Officer. The fact that the Company operates in only one reportable segment
i
s because the decisions on allocation of r
esources
and other operational decisions are made by the CO
D
M based on his direct involvement with the Company’s operations and product development.
The Company groups its products into two categories, based on the markets in which they may be used. The following summarizes the Company’s revenue by product category:

	Year Ended December 31
	2021	2022	2023
	US$	US$	US$
Mobile Storage	910,569	926,760	632,813
Others	11,531	19,161	6,329

	922,100	945,921	639,142

Revenue is attributed to a geographic area based on the
bill-to
location and is summarized as follows:

	Year Ended December 31
	2021	2022	2023
	US$	US$	US$
Taiwan	159,575	156,205	74,284
United States	53,517	128,844	55,504
Korea	21,569	113,757	48,633
China	286,605	248,301	229,037
Malaysia	73,264	26,375	1,736
Singapore	219,214	141,383	127,642
Others	108,356	131,056	102,306

	922,100	945,921	639,142

Major customers representing at least 10% of net sales are as follows:

	Year Ended December 31
	2021		2022		2023
	US$	%	US$	%	US$	%
Intel	94,781	10	*	*	*	*
Micron	243,204	26	235,934	25	144,011	22
SK Hynix	*	*	191,873	20	75,836	12
AFASTOR	*	*	*	*	70,046	11

*	Less than 10%
Long-lived assets (property and equipment, net) by geographic area are as follows:

	Year Ended December 31
	2021	2022	2023
	US$	US$	US$
Taiwan	111,341	127,733	155,334
China	12,518	11,028	11,118
Others	619	673	965

	124,478	139,434	167,417